Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Number of non vested shares | Ocean Rig
Number of non vested shares
Balance	239,867
Granted	153,700
Forfeited	(26,850)
Balance	366,717
Number of non vested shares | Dryships Inc.
Number of non vested shares
Balance	5,666,666
Granted	0
Balance	5,666,666
Weighted average grant date fair value per non vested shares | Ocean Rig
Weighted average grant date fair value per non vested shares
Balance	$ 17.15
Granted	$ 17.79
Forfeited	$ 16.49
Balance	$ 17.47
Weighted average grant date fair value per non vested shares | Dryships Inc.
Weighted average grant date fair value per non vested shares
Balance	$ 5.09
Granted	$ 0
Balance	$ 5.09